As Filed with the Securities and Exchange Commission on June 27, 2005

File No. 033-48940

File No. 811-06722

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 29	☒

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 29	☒

FORWARD FUNDS

(Exact Name of Registrant as Specified in Charter)

433 California Street, 11th Floor

San Francisco, California 94104

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-800-999-6809

J. ALAN REID, JR.

Forward Funds

433 California Street, 11th Floor

San Francisco, California 94104

(Name and address of agent for service of process)

COPIES TO:

ROBERT W. HELM

Dechert LLP

1775 “I” Street, N.W.

Washington, D.C. 2006

(Name and address of agent for service of process)

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☑	On June 30, 2005 pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A for Forward Funds, Inc. (the “Registrant”) is being filed solely for the purpose of delaying the effective date of Post-Effective Amendment No. 27 (“PEA 27”). PEA 27 was filed pursuant to Rule 485(a)(1) on April 14, 2005 for the purpose of adding nine new series of the Registrant. PEA 27 was scheduled to become effective on June 28, 2005. Accordingly, the contents of PEA 27 including the prospectuses, statements of additional information and Part C, including exhibits, are incorporated by reference in their entirety into this filing. As stated on the cover page to this filing, PEA 27 is intended to become effective on June 30, 2005.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, Registrant certified that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 29 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and the State of California, on this 27th day of June, 2005.

FORWARD FUNDS

/s/ J. ALAN REID, JR.
J. Alan Reid, Jr.,
PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ J. ALAN REID, JR. J. Alan Reid, Jr.	President and Trustee	June 27, 2005

HAIG G. MARDIKIAN* Haig G. Mardikian	Trustee	June 27, 2005

LEO T. MCCARTHY * Leo T. McCarthy	Trustee	June 27, 2005

DONALD O’CONNOR * Donald O’Connor	Trustee	June 27, 2005

KENNETH V. DOMINGUES * Kenneth V. Domingues	Trustee	June 27, 2005

/s/ JEREMY W. DEEMS Jeremy W. Deems	Treasurer	June 27, 2005

*By:	/s/ JEREMY W. DEEMS
Jeremy W. Deems
Attorney-in-Fact